Discontinued Operations and Assets Held for Sale (Tables)	12 Months Ended
Jun. 30, 2013
Discontinued Operations And Disposal Groups [Abstract]
Summarized Selected Financial Information

Summarized selected financial information for the Nicolet business and the ISP business for the fiscal years ended June 30, 2012 and 2011, is as follows:

	Fiscal Year Ended June 30,
(in millions)	2012	2011
Revenue	$95	$422
Operating Loss	(78)	(38)
Loss Before Income Tax	(78)	(44)
Provision (Benefit) for Income Tax	(10)	6
Loss from Discontinued Operations, Net of Tax	(68)	(50)

Schedule of Assets and Liabilities of Discontinued Operations

The assets and liabilities of discontinued operations are stated separately as of June 30, 2012 in the condensed consolidated balance sheets and are comprised of the following items:

(in millions)	June 30, 2012
ASSETS
Current Assets:
Cash and Cash Equivalents	$(1)
Trade Receivables, Net	12
Inventories, Net	19
Prepaid Expenses and Other	1
Other Current Assets	42

Current Assets of Discontinued Operations	73

Property and Equipment, Net	—
Goodwill	—
Intangible Assets	—
Other Assets	—

Total Assets of Discontinued Operations	$73

LIABILITIES
Current Liabilities:
Accounts Payable	$3
Other Accrued Liabilities	10
Other Current Liabilities	6

Current Liabilities of Discontinued Operations	19

Total Liabilities of Discontinued Operations	$19